Document and Entity Information	Jan. 30, 2020
Cover [Abstract]
Entity Registrant Name	NATIONAL FUEL GAS CO
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000070145
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Incorporation State Country Code	NJ
Entity File Number	1-3880
Entity Tax Identification Number	13-1086010
Entity Address, Address Line One	6363 Main Street
Entity Address, City or Town	Williamsville
Entity Address, Postal Zip Code	14221
City Area Code	(716)
Local Phone Number	857-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	NFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false